Cover	Oct. 30, 2024
Cover [Abstract]
Document Period End Date	Oct. 30, 2024
Entity Registrant Name	SPOK HOLDINGS, INC
Entity Tax Identification Number	16-1694797
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32358
Entity Address, Postal Zip Code	75074
Entity Address, Address Line One	3000 Technology Drive
Entity Address, Address Line Two	Suite 400
Entity Address, State or Province	TX
Entity Address, City or Town	Plano
City Area Code	800
Local Phone Number	611-8488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPOK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Type	8-K
Entity Central Index Key	0001289945
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	3000 Technology Drive
Entity Address, Address Line Two	Suite 400
Entity Address, State or Province	TX
Entity Address, City or Town	Plano
Entity Address, Postal Zip Code	75074
Document Information [Line Items]
Entity Address, Address Line One	3000 Technology Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
Entity Address, Address Line Two	Suite 400
Former Address
Cover [Abstract]
Entity Address, Postal Zip Code	22315
Entity Address, Address Line One	5911 Kingstowne Village Pkwy
Entity Address, Address Line Two	6th Floor
Entity Address, State or Province	VA
Entity Address, City or Town	Alexandria
Entity Addresses [Line Items]
Entity Address, Address Line One	5911 Kingstowne Village Pkwy
Entity Address, Address Line Two	6th Floor
Entity Address, State or Province	VA
Entity Address, City or Town	Alexandria
Entity Address, Postal Zip Code	22315
Document Information [Line Items]
Entity Address, Address Line One	5911 Kingstowne Village Pkwy
Entity Address, City or Town	Alexandria
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22315
Entity Address, Address Line Two	6th Floor